Sales Financing Receivables and Other Loan Receivables (Schedule of Recorded Investment in Sales Financing Receivables by Type of Receivables, Region, and Credit Quality Indicator) (Details) (JPY ¥)
In Millions
Mar. 31, 2011
Retail Finance Receivable [Member] | North America [Member]
Total financing receivables	¥ 193,985
Retail Finance Receivable [Member] | North America [Member] | Rank A [Member]
Total financing receivables	183,973
Retail Finance Receivable [Member] | North America [Member] | Rank B [Member]
Total financing receivables	9,713
Retail Finance Receivable [Member] | North America [Member] | Rank C [Member]
Total financing receivables	299
Finance Lease Receivable [Member] | Japan [Member]
Total financing receivables	9,666
Finance Lease Receivable [Member] | Japan [Member] | Rank A [Member]
Total financing receivables	9,485
Finance Lease Receivable [Member] | Japan [Member] | Rank B [Member]
Total financing receivables	181
Finance Lease Receivable [Member] | Japan [Member] | Rank C [Member]
Total financing receivables
Finance Lease Receivable [Member] | Asia Outside Japan [Member]
Total financing receivables	99,716
Finance Lease Receivable [Member] | Asia Outside Japan [Member] | Rank A [Member]
Total financing receivables	98,444
Finance Lease Receivable [Member] | Asia Outside Japan [Member] | Rank B [Member]
Total financing receivables	1,272
Finance Lease Receivable [Member] | Asia Outside Japan [Member] | Rank C [Member]
Total financing receivables
Long-Term Trade Accounts Receivable [Member] | Japan [Member]
Total financing receivables	51,987
Long-Term Trade Accounts Receivable [Member] | Japan [Member] | Rank A [Member]
Total financing receivables	49,058
Long-Term Trade Accounts Receivable [Member] | Japan [Member] | Rank B [Member]
Total financing receivables	2,890
Long-Term Trade Accounts Receivable [Member] | Japan [Member] | Rank C [Member]
Total financing receivables	¥ 39